Operating Segment and Geographical Information (Details 2) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Reporting segment revenue	HKD 1,298,493	HKD 1,207,811	HKD 1,167,115
Assets
Current assets	934,518	953,314	753,517
Non-current financial assets	354,656	303,192	388,641
Deferred tax assets	13,260	14,212	12,225
Consolidated total assets before intangible asset	1,302,434	1,270,718	1,154,383
Intangible asset	438	438	438
Consolidated total assets	1,302,872	1,271,156	1,154,383
Liabilities
Liabilities excluding tax liabilities	292,976	279,430	309,818
Tax liabilities	69,210	58,736	41,389
Consolidated total liabilities	HKD 362,186	HKD 338,166	HKD 351,207